Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2016
Inventories

Inventories consisted of the following:

	December 31,
	2015	2016
Raw materials	$8,016	$6,553
Finished goods	6,222	7,921
Work in progress	309	462
Less: inventory provision	(11,439)	(10,290)

Inventories, net	$3,108	$4,646

Movement of Allowance for Inventory

Movement of allowance for inventory was as follows:

	2014	2015	2016
Balance at beginning of the year	$6,128	$4,597	$11,439
Charge to expenses	1,643	7,254	(77)
Written-off	(3,019)	—	(324)
Exchange difference	(155)	(412)	(748)

Balance at end of the year	$4,597	$11,439	$10,290